Financial assets designated at fair value (Tables) - Financial assets designated at fair value [member]	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets designated at fair value
	2017	2016
	£m	£m
Loans and advances	11,037	10,519
Debt securities	15	70
Equity securities	4,670	4,558
Reverse repurchase agreements	100,040	63,162
Customers' assets held under investment contracts	-	37
Other financial assets	519	262
Financial assets designated at fair value	116,281	78,608

Credit risk of loans and advances designated at fair value and related credit derivatives
	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	11,037	10,519	10	(42)	2	(42)
Value mitigated by related credit derivatives	256	339	1	(2)	(12)	(13)